Financial Instruments and Risk Management - Convertible debt instruments (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Financial Instruments and Risk Management
Transfers into Level 3 of fair value hierarchy, assets	$ 0
Transfers into Level 3 of fair value hierarchy, liabilities	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0
Transfers out of Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, liabilities	$ 0